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GMO Tax-Managed International Equities Fund
GMO Tax-Managed International Equities Fund

GMO TRUST

Supplement dated May 15, 2023, to the
GMO Trust Prospectus, dated June 30, 2022, as supplemented

GMO Tax-Managed International Equities Fund (the “Fund”)

The Board of Trustees of GMO Trust has approved a change in the Fund’s name to “GMO International Opportunistic Value Fund” and a change in the Fund’s investment objective to “total return”. Other aspects of the Fund, including its principal investment strategies and portfolio managers, are also being updated. All of these changes will become effective May 22, 2023 (the “Effective Date”). References to the Fund in the Prospectus are amended to reflect the Fund’s new name as of the Effective Date.

In connection with these changes, Grantham, Mayo, Van Otterloo & Co. LLC, the Fund’s investment manager, anticipates repositioning a majority of the Fund’s current portfolio holdings. The Fund will bear brokerage commissions and other transaction costs in connection with the repositioning. Depending on market movements, these changes may also result in the realization of capital gains distributable to shareholders, which may be net capital gains taxable as such or short-term capital gains taxable as ordinary income. However, the Fund currently anticipates that capital loss carryforwards will be available to offset most (but not necessarily all) of the capital gains realized with respect to the portfolio repositioning.

As of the Effective Date, the fund summary section for the Fund beginning on page 59 of the Prospectus is replaced in its entirety with the following:

Investment objective
Total return.
Fees and expenses

The table below describes the fees and expenses that you may bear for each class of shares if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Tax-Managed International Equities Fund		Class III	Class R6	Class I
Management fee	[1]	0.65%	0.65%	0.65%
Other expenses		0.79%	0.79%	0.89%	[2]
Total annual fund operating expenses		1.44%	1.44%	1.54%
Expense reimbursement/waiver	[1]	(0.59%)	(0.59%)	(0.59%)	[2]
Total annual fund operating expenses after expense reimbursement/waiver		0.85%	0.85%	0.95%
[1]	Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.01% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Tax-Managed International Equities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	87	397	731	1,673
Class R6	87	397	731	1,673
Class I	97	429	784	1,784

Expense Example No Redemption - GMO Tax-Managed International Equities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	87	397	731	1,673
Class R6	87	397	731	1,673
Class I	97	429	784	1,784

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2022, the Fund’s portfolio turnover rate (excluding short-term investments) was 107% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2022, excluding transactions in U.S. Treasury Fund and other short-term investments, was 86% of the average value of its portfolio securities.

Principal investment strategies

GMO seeks to achieve the Fund’s investment objective by investing the Fund’s assets primarily in securities traded in international equity markets. GMO selects the securities the Fund buys and sells based on its evaluation of companies’ published financial information, securities’ prices, equity and other markets (e.g., bond and currency), the overall global economy, and governmental policies. The Fund seeks to capitalize opportunistically on what GMO believes to be market dislocations within the international equity markets.

In selecting securities for the Fund, GMO’s quantitative investment process uses a combination of investment methods to identify securities GMO believes have positive return potential relative to other securities tied economically to international equity markets. A key component of the process is GMO’s proprietary methodology for analyzing company asset values (including intangible assets) and generating equity return forecasts, which are then incorporated into relative valuations models. Some of these methods evaluate individual companies or groups of companies based on the ratio of their security price to historical financial information and forecasted financial information, such as return on invested capital, profitability, cash flow and earnings, and a comparison of these ratios to current and historical industry, market or company averages. Other methods focus on patterns of information, such as price movement or volatility of an asset class, security, or market. In constructing the Fund’s portfolio, GMO considers a number of factors, including position size, sector and industry exposure, country and region exposure, currencies, market capitalization, liquidity, and transaction costs. GMO may also consider ESG (environmental, social and governance) criteria. Among other ESG criteria, GMO generally avoids investing the Fund’s assets in companies engaged in the manufacture, supply, or distribution of cluster munitions, as well as companies primarily involved in the mining and production of coal and coal-related products used in the generation of energy. At times, the Fund may have substantial exposure to a single asset class, industry, sector, country, region, issuer, or currency or companies with similar market capitalizations. The Fund may invest in securities of companies of any market capitalization. The factors GMO considers and investment methods GMO uses can change over time.

As an alternative to investing directly in equities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include futures, options, forward currency contracts, and swap contracts. In addition, the Fund may lend its portfolio securities.

The Fund primarily invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to developed countries other than the United States. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in equities (see “Name Policies”).

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Principal risks of investing in the Fund
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of broad-based indices. Share classes not shown would have substantially similar annual returns to those below because all share classes invest in the same portfolio of securities. Annual returns vary among share classes to the extent that they bear different expenses. Share classes that bear higher expenses than the share classes shown below would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns/Class III Shares* Years Ending December 31

Highest Quarter: 16.04% (2Q2020) Lowest Quarter: -23.02% (1Q2020) Year-to-Date (as of 3/31/22): -3.92%
Average Annual Total Returns Periods Ending December 31, 2021
Average Annual Returns - GMO Tax-Managed International Equities Fund	1 Year	[1]	5 Years	[1]	10 Years	[1]	Since Inception	[1]	Inception Date
Class III	10.79%		8.24%		6.44%		6.11%		Jul. 29, 1998
After Taxes on Distributions | Class III	6.89%		6.84%		5.48%		5.36%		Jul. 29, 1998
After Taxes on Distributions and Sale of Fund Shares | Class III	8.95%		6.51%		5.25%		5.22%		Jul. 29, 1998
MSCI World ex-U.S. (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	12.62%	[2]	9.63%	[2]	7.84%	[2]	4.98%	[2]	Jul. 29, 1998
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	11.26%	[2]	9.55%	[2]	8.03%	[2]	4.81%	[2]	Jul. 29, 1998
[1]	The performance information (before and after taxes) for all periods prior to May 22, 2023 was achieved prior to the change in the Fund’s investment objective and principal investment strategies, effective May 22, 2023.
[2]	Effective May 22, 2023, the Fund changed its benchmark from the MSCI EAFE Index to the MSCI World ex-USA because GMO believes the MSCI World ex-USA is a more appropriate comparative, broad-based market index for the Fund in light of changes to the Fund’s investment objective and principal investment strategies that became effective May 22, 2023. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.